Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2018
Non-controlling interests [abstract]
Detailed information of non controlling interest by group
	Profit attributable to non-controlling interest			Equity attributable to non-controlling interest			Dividends paid to non-controlling interest
	2018	2017	2016	2018	2017	2016	2018	2017	2016
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Barclays Africa Group Limited	-	140	402	-	-	3,507	-	173	235
Other non-controlling interests	-	4	3	2	1	15	-	-	-
Total	-	144	405	2	1	3,522	-	173	235